Share Capital	12 Months Ended
Mar. 31, 2012
Share Capital

19. Share Capital

In fiscal 2012, the authorized share capital of the Company increased from Rs. 3,000 million (300,000,000 shares) to Rs. 4,000 million (400,000,000 shares) as a result of the Ministry of Corporate Affairs in India giving effect to the merger of wholly owned subsidiary VSNL Broadband Limited into Tata Communications Limited.